Deficit (Tables)	12 Months Ended
Dec. 31, 2012
deficit [Abstract]
Schedule of Accumulated Other Comprehensive Income (Loss) [Table Text Block]
The accumulated balances for each classification of comprehensive income (loss) are as follows:

	Foreign currency translation	Pension and Postretirement liability adjustments	Derivative instruments	Accumulated other comprehensive income
Balance at December 31, 2009	$171	$11	$(2)	$180
Net current period change	77	(42)	2	37
Balance at December 31, 2010	248	(31)	—	217
Net current period change	26	(15)	—	11
Balance at December 31, 2011	274	(46)	—	228
Net current period change	(29)	(19)	—	(48)
Balance at December 31, 2012	$245	$(65)	$—	$180
The following amounts were recognized in Other comprehensive loss during the year ended December 31, 2012:

	Domestic	Foreign
Net actuarial losses arising during the year	$18	$30
Effect of plan curtailment	(18)	—
Amortization of net loss	(1)	—
(Gain) loss recognized in other comprehensive loss	$(1)	$30

accumulated balances and corresponding tax effects of other AOCI [Table Text Block]
The accumulated balances and corresponding tax effects for each component of other accumulated comprehensive income (loss) as of December 31, 2012, 2011 and 2010 are as follows:

	2012
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$245	$—	$245
Pension and postretirement liability adjustments	(56)	(9)	(65)
	$189	$(9)	$180
	2011
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$274	$—	$274
Pension and postretirement liability adjustments	(44)	(2)	(46)
	$230	$(2)	$228
	2010
	Pre-tax amount	Tax expense	Net-of-tax amount
Foreign currency translation	$248	$—	$248
Pension and postretirement liability adjustments	(36)	5	(31)
	$212	$5	$217

Schedule of Stock by Class [Table Text Block]
The following table presents the changes in the proportionate share of the equity of the noncontrolling interest shareholder balances:

	Years ended December 31,
	2012	2011	2010
Balance, beginning of period	$—	$4	$4
Currency translation adjustment	—	—	—
Dividends paid	—	—	(1)
Disposition of joint venture	—	(5)	—
Noncontrolling interests share of income (loss)	—	1	1
Balance, end of period	$—	$—	$4